Acquisition of subsidiaries - Goodwill (Details) - CNY (¥)	Oct. 27, 2021	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred	¥ 694,479,000	¥ 356,000,000
YGF Investment
Disclosure of detailed information about business combination [line items]
Consideration transferred	1,038,381,000
Cash considerations paid	694,479,000
Add: carrying amount of the Group's previously held equity interest in YGF Investment at the date of acquisition	343,902,000
Less: cash and cash equivalents acquired	(10,996,000)
Net cash outflow	¥ 683,483,000